Taxation - Summary of Reconciliation of Tax Credit at Standard Rate of U.K. Corporation Tax to Current Tax Credit (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	£ (50,310)	£ (47,368)	£ (45,856)
Tax credit at the standard rate of U.K. corporation tax of 25% (2021: 19%; 2020: 19%)	12,578	9,000	8,713
Effect of overseas tax rate	207	544	(264)
Impact of unrelieved tax losses not recognized	(13,177)	(9,948)	(8,639)
Adjustment in respect of prior year	15	(401)	875
Research and development tax credit in respect of current year	7,793	7,836	6,945
Effect of overseas taxes	(373)	(152)	(1,184)
Taxation	£ 7,043	£ 6,879	£ 6,446